Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	December 31, 2020	December 31, 2019	December 31, 2018
Finished products	3,349,382	2,964,890	3,028,617
Impairment of finished products	(1,255,649)	(212,000)	-
Accessories and spare parts	632,000	627,005	628,848
Impairment of accessories and spare parts	(316,000)	-	-
Total	2,409,733	3,379,895	3,657,465